Note N - Employee Benefits - Employee Stock Ownership Plan (ESOP) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock issued to ESOP, shares (in shares)	7,294	15,118	24,572
Common stock issued to ESOP	$ 295	$ 428	$ 575
Cash contributed	500	250
Total expense	$ 795	$ 678	$ 575